Changes in Accumulated Other Comprehensive Loss (Income) by Component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 28.9	$ (3.0)	$ 5.8
Other comprehensive income before reclassifications	20.3	33.1	(11.1)
Amounts reclassified from accumulated other comprehensive income (loss)	(18.7)	(1.2)	2.3
Net current-period other comprehensive income	1.6	31.9	(8.8)
Ending balance	30.5	28.9	(3.0)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	41.9	19.3	23.1
Other comprehensive income before reclassifications	18.4	23.8	(4.0)
Amounts reclassified from accumulated other comprehensive income (loss)	(18.7)	(1.2)	0.2
Net current-period other comprehensive income	(0.3)	22.6	(3.8)
Ending balance	41.6	41.9	19.3
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(13.0)	(22.3)	(17.3)
Other comprehensive income before reclassifications	1.9	9.3	(7.1)
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	0.0	2.1
Net current-period other comprehensive income	1.9	9.3	(5.0)
Ending balance	$ (11.1)	$ (13.0)	$ (22.3)